RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions
During the years ended December 31, 2023, 2022 and 2021, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2023	2022	2021

Transactions with affiliated companies

Melco and its subsidiaries	Revenues (services provided by the Company):
	Revenue from casino contract	$155,527	$(56,665)	$(1,455)
	Rooms and food and beverage (1)	111,438	25,039	48,978
	Services fee (2)	40,473	21,889	24,906
	Entertainment (1)	39,715	499	361

	Costs and expenses (services provided to the Company):
	Staff costs recharges (3) (4)	89,713	56,620	59,676
	Corporate services (5)	34,640	33,263	32,354
	Other services	20,936	17,705	16,696
	Staff costs for construction and renovation work capitalized (4)	4,674	11,864	11,362
	Purchases of goods and services	567	186	149

	Sale and purchase of assets:
	Sale of property and equipment and other long-term assets	914	8	1,695
	Transfer-in of other long-term assets	5,527	2,423	5,167
	Purchases of intangible assets	—	—	192

(1)
These revenues primarily represented the standalone selling prices of the complimentary services (including rooms, food and beverage and entertainment services) provided to Studio City Casino’s gaming patrons and charged to Melco Resorts Macau. For the years ended December 31, 2023, 2022 and 2021, the related party rooms and food and beverage revenues and entertainment revenues aggregated to $151,153, $25,538 and $49,339, respectively, of which $113,942, $22,884 and $44,117 related to Studio City Casino’s gaming patrons and $37,211, $2,654 and $5,222 related to non-Studio
City Casino’s gaming patrons, respectively.

(2)
Services provided by the Company to Melco and its subsidiaries mainly include, but are not limited to, certain shared administrative services and shuttle bus transportation services provided to Studio City Casino.

(3)
Staff costs are recharged by Melco and its subsidiaries for staff who are solely dedicated to Studio City to carry out activities, including food and beverage management, retail management, hotel management, entertainment projects, mall development and sales and marketing activities and staff costs for certain shared administrative services.

(4)	These staff costs included share-based compensation expenses.
(5)
Corporate services are provided to the Company by Melco and its subsidiaries. These services include, but are not limited to, general corporate services and senior executive management services for operational purposes.